CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Additional Paid in Capital [Member] Common stock subject to possible redemption	Additional Paid in Capital [Member]	(Accumulated Deficit) / Retained Earnings [Member] Common stock subject to possible redemption	(Accumulated Deficit) / Retained Earnings [Member]	Class A common stock Common stock subject to possible redemption	Class A common stock	Class B Common Stock Common stock subject to possible redemption	Class B Common Stock	Common Stock [Member]		Common stock subject to possible redemption	Total
Balance at Oct. 30, 2019		$ 0		$ 0					$ 0	[1]		$ 0
Balance (in shares) at Oct. 30, 2019									0
Shares issued		22,250							$ 2,750	[1]		25,000
Shares issued (in shares)									27,500,000
Net income (loss)				(1,450)								(1,450)
Balance at Dec. 31, 2019		22,250		(1,450)		$ 0		$ 2,750	$ 2,750	[1]		23,550
Balance (in shares) at Dec. 31, 2019						0		27,500,000	27,500,000
Sale of 110,000,000 Units, net of underwriting discount and offering expenses		1,042,368,980		0		$ 11,000		$ 0				1,042,379,980
Sale of 110,000,000 Units, net of underwriting discount and offering expenses (in shares)						110,000,000		0
Sale of 23,000,000 Private Placement Warrants		23,000,000		0		$ 0		$ 0				23,000,000
Common stock subject to possible redemption		(1,063,424,462)		0		$ (10,599)		$ 0				(1,063,435,061)
Common stock subject to possible redemption (in shares)						(105,990,308)		0
Net income (loss)		0		3,031,538		$ 0		$ 0				3,031,538
Balance at Mar. 31, 2020		1,966,768		3,030,088		$ 401		$ 2,750				5,000,007
Balance (in shares) at Mar. 31, 2020						4,009,692		27,500,000
Balance at Dec. 31, 2019		22,250		(1,450)		$ 0		$ 2,750	$ 2,750	[1]		23,550
Balance (in shares) at Dec. 31, 2019						0		27,500,000	27,500,000
Sale of 23,000,000 Private Placement Warrants												23,000,000
Net income (loss)												(6,961,179)
Balance at Sep. 30, 2020		11,959,382		(6,962,629)		$ 500		$ 2,750				5,000,003
Balance (in shares) at Sep. 30, 2020						4,996,140		27,500,000
Balance at Mar. 31, 2020		1,966,768		3,030,088		$ 401		$ 2,750				5,000,007
Balance (in shares) at Mar. 31, 2020						4,009,692		27,500,000
Shares issued	$ 1,335,021		$ 0		$ 13		$ 0				$ 1,335,034
Shares issued (in shares)					132,236		0
Net income (loss)		0		(1,335,040)		$ 0		$ 0				(1,335,040)
Balance at Jun. 30, 2020		3,301,789		1,695,048		$ 414		$ 2,750				5,000,001
Balance (in shares) at Jun. 30, 2020						4,141,928		27,500,000
Shares issued	$ 8,657,593		$ 0		$ 86		$ 0				$ 8,657,679
Shares issued (in shares)					854,212		0
Net income (loss)		0		(8,657,677)		$ 0		$ 0				(8,657,677)
Balance at Sep. 30, 2020		$ 11,959,382		$ (6,962,629)		$ 500		$ 2,750				$ 5,000,003
Balance (in shares) at Sep. 30, 2020						4,996,140		27,500,000

[1]	Excludes an aggregate of 2,500,000 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full (see Notes 7 and 8).